Fair Value - Fair Value of Contingently Convertible Series E Units Liability (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability	$ 64,881
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability	$ 64,881